Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Trading loans, securities, and other1
Trading loans, securities, and other	$ 166,346	$ 152,090
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,646	7,340
Derivatives
Derivatives	82,190	87,382
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,925	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	75,246	69,865
Securities purchased under reverse repurchase agreements	205,722	204,333
FINANCIAL LIABILITIES
Trading deposits	31,221	30,980
Derivatives
Derivatives	69,742	71,640
Securitization liabilities at fair value	17,653	14,422
Financial liabilities designated at fair value through profit or loss	188,105	192,130
Obligations related to securities sold short	38,145	44,661
Obligations related to securities sold under repurchase agreements	192,239	166,854
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	166,346	152,090
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,646	7,340
Derivatives
Derivatives	82,190	87,382
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,925	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	75,246	69,865
Securities purchased under reverse repurchase agreements	8,920	9,649
FINANCIAL LIABILITIES
Trading deposits	31,221	30,980
Derivatives
Derivatives	69,742	71,640
Securitization liabilities at fair value	17,653	14,422
Financial liabilities designated at fair value through profit or loss	188,105	192,130
Obligations related to securities sold short	38,145	44,661
Obligations related to securities sold under repurchase agreements	11,747	12,641
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	65,237	54,237
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,696	3,513
Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	21,091	22,910
Derivatives
Derivatives	13,552	21,206
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	52,113	57,413
Derivatives
Derivatives	46,431	44,873
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	4,959	4,897
Derivatives
Derivatives	5,230	3,279
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,946	2,108
Derivatives
Derivatives	3,730	2,110
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,983	3,845
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,925	5,818
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	81	54
Derivatives
Derivatives	799	172
Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,663	3,495
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	206	421
Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19,092	17,261
Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,556	8,411
Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	3
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,390	8,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,683	1,498
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,482	7,445
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,586	19,940
Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,552	9,145
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,607	18,210
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,964	1,698
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,211	2,277
Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,892	6,072
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,175	8,890
Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,604	14,613
Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,458	4,114
United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	22,575	24,394
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,624	11,002
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	76,998	61,880
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	278	269
Derivatives
Derivatives	661	407
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,388	1,133
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	694	290
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	2,117	1,329
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	65,210	54,186
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,388	1,133
Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	17
Derivatives
Derivatives	1	16
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	47	26
Derivatives
Derivatives	49	19
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	58	58
Derivatives
Derivatives	0	7
Level 1 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	556	306
Derivatives
Derivatives	644	248
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	278	269
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	11,749	7,620
Level 1 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	39	72
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	2
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	89,310	90,068
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,218	6,091
Derivatives
Derivatives	81,509	86,953
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,925	5,818
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	71,537	66,328
Securities purchased under reverse repurchase agreements	8,920	9,649
FINANCIAL LIABILITIES
Trading deposits	30,311	29,995
Derivatives
Derivatives	68,856	71,174
Securitization liabilities at fair value	17,653	14,422
Financial liabilities designated at fair value through profit or loss	188,031	192,108
Obligations related to securities sold short	36,028	43,332
Obligations related to securities sold under repurchase agreements	11,747	12,641
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	18	41
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1	3
Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	21,091	22,893
Derivatives
Derivatives	13,403	21,064
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	52,061	57,380
Derivatives
Derivatives	46,370	44,841
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	4,901	4,839
Derivatives
Derivatives	5,207	3,251
Level 2 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3,375	1,787
Derivatives
Derivatives	3,077	1,846
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,555	2,596
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	5,925	5,818
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	81	54
Derivatives
Derivatives	799	172
Level 2 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,663	3,495
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	206	421
Level 2 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19,092	17,261
Level 2 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	807	791
Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	3
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9,390	8,811
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,683	1,498
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,482	7,445
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	20,586	19,940
Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	7,513	9,073
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	18,607	18,210
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1,964	1,698
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,211	2,277
Level 2 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,888	6,067
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	9,161	8,863
Level 2 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,579	14,553
Level 2 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,458	4,114
Level 2 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	22,575	24,325
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,624	11,002
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	38	142
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,150	980
Derivatives
Derivatives	20	22
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,321	2,404
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	910	985
Derivatives
Derivatives	192	176
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	74	22
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	9	10
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,307	2,377
Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	148	126
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	5	7
Derivatives
Derivatives	12	13
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	23	21
Level 3 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	15	15
Derivatives
Derivatives	9	16
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,150	980
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	4	5
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	14	27
Level 3 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25	60
Level 3 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	67
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0